INCOME TAX AND DEFERRED TAX, Income Tax (Expense)/Gain (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX AND DEFERRED TAX [Abstract]
Current income tax	$ (15,857,624)	$ (26,694,111)	$ (10,113,083)
Deferred income tax	(1,203,529)	1,883,262	(2,836,978)
Total income tax	$ (17,061,153)	$ (24,810,849)	$ (12,950,061)